Expenses	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Schedule Of Expenses
Expenses

Note 6. Expenses

	March 31, 2025 ($)	March 31, 2024 ($)

Event Costs	32,148	35,496
Program costs	7,723	7,046
Merchant fees	31,687	23,720
Other costs	6,873	57,928
Total program expenses	78,431	124,190

Convertible notes interest – contractual and effective	-	3,207,498
Bank fees	12,371	9,928
Bank interest and lease interest	181,955	2,165
Total finance costs	194,326	3,219,591

Unrealized currency (gains)	(143,278)	(49,594)
Realized currency (gains)/losses	5,771	(9,597)
Net foreign exchange (gains)	(137,507)	(59,191)

Note 6. Expenses

	2024 ($)	2023 ($)	2022 ($)

Event Costs	36,909	40,876	22,513
Program costs	7,046	12,447	253,614
Merchant fees	32,550	44,427	66,327
Other costs	84,073	132,098	146
Total program expenses	160,578	229,848	342,600

Convertible notes interest – contractual and effective	3,207,498	4,420,224	2,162,646
Bank fees	13,286	13,071	6,454
Bank interest and lease interest	42,143	39,435	22,703
Total finance costs	3,262,927	4,472,730	2,191,803

Unrealized currency (gains)	(117,094)	(36,181)	(36,660)
Realized currency (gains)/losses	(29,449)	(11,178)	10,581
Net foreign exchange (gains)	(146,543)	(47,359)	(26,079)